Intangible assets	12 Months Ended
Dec. 31, 2022
Intangible assets.
Intangible assets
10.	Intangible assets

						Advances for
		Customer		Computer	Trade marks	intangibles, CIP
Cost:	Goodwill	relationships	Licenses	Software	and brands	and others	Total
Balance as of December 31, 2020	7,084	5,485	183	1,551	387	111	14,801
Additions	—	—	—	154	—	58	212
Additions from business combinations	—	—	—	12	—	—	12
Transfer between groups	—	—	—	12	—	(12)	—
Disposals	—	—	—	(256)	(139)	(2)	(397)
Balance as of December 31, 2021	7,084	5,485	183	1,473	248	155	14,628
Additions	—	—	—	111	–	123	234
Additions from business combinations	1,508	201	—	896	380	—	2,985
Transfer between groups	—	—	—	37	—	(37)	—
Disposals	—	—	—	(109)	—	(49)	(158)
Balance as of December 31, 2022	8,592	5,686	183	2,408	628	192	17,689

Accumulated Amortization:
Balance as of December 31, 2020	—	(2,687)	—	(926)	(356)	(19)	(3,988)
Amortization charge	—	(303)	—	(196)	(4)	(16)	(519)
Impairment	—	—	—	(11)	—	—	(11)
Disposals	—	—	—	250	139	2	391
Balance as of December 31, 2021	—	(2,990)	—	(883)	(221)	(33)	(4,127)
Amortization charge	—	(319)	—	(212)	(5)	(12)	(548)
Impairment	—	—	—	—	—	(47)	(47)
Disposals	—	—	—	112	—	47	159
Balance as of December 31, 2022	—	(3,309)	—	(983)	(226)	(45)	(4,563)
Net book value
As of December 31, 2020	7,084	2,798	183	625	31	92	10,813
As of December 31, 2021	7,084	2,495	183	590	27	122	10,501
As of December 31, 2022	8,592	2,377	183	1,425	402	147	13,126

As of December 31, 2022, the gross book value of fully amortized intangible assets equals 929 (2021 - 876).